N-2 - USD ($)				2 Months Ended	3 Months Ended
		Mar. 02, 2023	Feb. 27, 2023	Feb. 27, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001513363
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Fidus Investment Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50	%(1)
Offering Expenses borne by us (as a percentage of offering price)	0.85	%(2)
Dividend reinvestment plan expenses	—	(3)

Total stockholder transaction expenses paid by us (as a percentage of offering price)	2.35%

(1)
Represents the Sales Agents’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.

(2)	The offering expenses of this offering are estimated to be approximately $0.4 million, of which we have incurred $0.2 million as of February 27 , 2023.
(3)	The expenses of administering our dividend reinvestment plan are included in other expenses.

Sales Load [Percent]	[1]	1.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.85%
Other Transaction Expenses [Percent]		2.35%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock) (4) :
Base management fee	3.02	%(5)
Incentive fees payable under Investment Advisory Agreement	3.29	%(6)
Interest payments on borrowed funds	3.76	%(7)
Other expenses	1.40	%(8)

Total annual expenses, before base management fee waiver	11.47	%(9)
Base management fee waiver	(0.06	%)(10)

Total annual expenses, net of base management fee waiver	11.41	%(11)

(4)	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the quarter ended December 31, 2022.
(5)
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the quarter ended December 31, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.02% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.

(6)
This item represents actual fees incurred on
pre-incentive
fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2022. The capital gains incentive fee payable as of December 31, 2022 was $7.6 million. For the year ended December 31, 2022, we accrued capital gains incentive fees (reversal) of $(0.4) million in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which equals (0.06%) of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above.

The incentive fee consists of two parts:
The first, payable quarterly in arrears, equals 20.0% of
our pre-incentive
fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up”
provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive
fee net investment income equals the hurdle rate of 2.0% but then receives, as a
“catch-up,” 100.0%
of our
pre-incentive
fee net investment income with respect to that portion of
such pre-incentive
fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive
fee net investment income as if a hurdle rate did not apply.
The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation.

(7)
As of December 31, 2022, we had outstanding SBA debentures of $153.0 million; we had $250.0 million outstanding of our (i) 4.75% notes due 2026 (the “January 2026 Notes”), and (ii) 3.50% notes due 2026 (the “November 2026 Notes” and together with the January 2026 Notes, the “Notes”); we had secured borrowings outstanding of $16.9 million; we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes, secured borrowings and borrowings under the Credit Facility as of December 31, 2022 with a weighted average stated interest rate of 4.037% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.

(8)
Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended December 31, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.
Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, income tax (provision) from deemed distribution of long term capital gains, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended December 31, 2022.

(9)
“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.

(10)
The Board of Directors accepted a voluntary,
non-contractual,
and unconditional waiver from our investment adviser to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of December 31, 2022. The base management fee waived for the year ended December 31, 2022 was $0.3 million.

(11)
The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 6.04% of average consolidated total assets.

Management Fees [Percent]	[4],[5]	3.02%
Interest Expenses on Borrowings [Percent]	[4],[6]	3.76%
Incentive Fees [Percent]	[4],[7]	3.29%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	1.40%
Total Annual Expenses [Percent]	[4],[9]	11.47%
Waivers and Reimbursements of Fees [Percent]	[4],[10]	(0.06%)
Net Expense over Assets [Percent]	[4],[11]	11.41%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage, that none of our assets are cash or cash equivalents and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following examples.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$134	$334	$509	$858
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incentive fee on capital gains)	$143	$356	$539	$889
The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. Assuming a 5.0% annual return, the incentive fee under the Investment Advisory Agreement would either not be payable or have an insignificant impact on the expense amounts shown above. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses, and returns to our investors, would be higher. In addition, while the example assumes reinvestment of all distributions at net asset value (“NAV”), if our board of directors authorizes and we declare a cash dividend, participants in our dividend reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the distribution. See “Part II, Item 5” in our most recent Annual Report on Form
10-K
for additional information regarding our dividend reinvestment plan.
These examples and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where
		the context suggests otherwise, whenever this supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended December 31, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.
		Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, income tax (provision) from deemed distribution of long term capital gains, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended December 31, 2022.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the quarter ended December 31, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.02% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.

General Description of Registrant [Abstract]
Share Price [Table Text Block]
Our common stock began trading on June 21, 2011 on the Nasdaq Global Market under the symbol “FDUS.” Effective January 3, 2012, our common stock was included in the Nasdaq Global Select Market. The following table lists the high and low closing sale price for our common stock, and the closing sale price as a percentage of NAV and the cash distributions per share that we have declared on our common stock for each fiscal quarter during the last two most recently completed fiscal years.

Period	NAV(1)		High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)
Year Ended December 31, 2023:
First Quarter (through February 27, 2023)		*	$20.90	$19.06	*	*

Year Ended December 31, 2022:
First Quarter	$19.91		$20.52	$17.02	3.1%	(14.5)%
Second Quarter	19.80		20.94	16.61	5.8	(16.1)
Third Quarter	19.41		20.62	16.92	6.2	(12.8)
Fourth Quarter	19.43		20.69	16.88	6.5	(13.1)

Year Ended December 31, 2021:
First Quarter	$16.90		$15.67	$12.78	(7.3)%	(24.4)%
Second Quarter	17.57		17.89	15.70	1.8	(10.6)
Third Quarter	18.31		18.39	16.45	0.4	(10.2)
Fourth Quarter	19.96		18.63	16.97	(6.7)	(15.0)

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the difference between the respective high or low closing sales price and the quarter end NAV divided by the quarter end NAV.
*	NAV has not yet been determined.
On February 27, 2023, the last reported sales price of our common stock was $20.86 per share. As of February 27, 2023, we had approximately 20 stockholders of record.
Shares of BDCs may trade at a market price that is less than the NAV of those shares. The possibilities that our shares of common stock will trade at a discount from NAV or at premiums that are unsustainable over the long term are separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether any common stock offered pursuant to this prospectus supplement will trade at, above, or below NAV.

Lowest Price or Bid				$ 19.06	$ 16.88	$ 16.92	$ 16.61	$ 17.02	$ 16.97	$ 16.45	$ 15.7	$ 12.78
Highest Price or Bid				$ 20.9	$ 20.69	$ 20.62	$ 20.94	$ 20.52	$ 18.63	$ 18.39	$ 17.89	$ 15.67
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				6.50%	6.20%	5.80%	3.10%	(6.70%)	0.40%	1.80%	(7.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(13.10%)	(12.80%)	(16.10%)	(14.50%)	(15.00%)	(10.20%)	(10.60%)	(24.40%)
Latest Share Price			$ 20.86
Latest NAV	[13]				$ 19.43	$ 19.41	$ 19.8	$ 19.91	$ 19.96	$ 18.31	$ 17.57	$ 16.9
On a 1,000 investment, assuming a 5.0 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 134
Expense Example, Years 1 to 3		334
Expense Example, Years 1 to 5		509
Expense Example, Years 1 to 10		858
On a 1,000 investment, assuming a 5.0 annual return resulting entirely from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		143
Expense Example, Years 1 to 3		356
Expense Example, Years 1 to 5		539
Expense Example, Years 1 to 10		$ 889
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock

[1]	Represents the Sales Agents’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of administering our dividend reinvestment plan are included in other expenses.
[3]	The offering expenses of this offering are estimated to be approximately $0.4 million, of which we have incurred $0.2 million as of February 27, 2023.
[4]	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the quarter ended December 31, 2022.
[5]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the quarter ended December 31, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.02% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.
[6]	As of December 31, 2022, we had outstanding SBA debentures of $153.0 million; we had $250.0 million outstanding of our (i) 4.75% notes due 2026 (the “January 2026 Notes”), and (ii) 3.50% notes due 2026 (the “November 2026 Notes” and together with the January 2026 Notes, the “Notes”); we had secured borrowings outstanding of $16.9 million; we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes, secured borrowings and borrowings under the Credit Facility as of December 31, 2022 with a weighted average stated interest rate of 4.037% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[7]	This item represents actual fees incurred on pre-incentive fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2022. The capital gains incentive fee payable as of December 31, 2022 was $7.6 million. For the year ended December 31, 2022, we accrued capital gains incentive fees (reversal) of $(0.4) million in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which equals (0.06%) of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above. The incentive fee consists of two parts: The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation.
[8]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended December 31, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, income tax (provision) from deemed distribution of long term capital gains, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended December 31, 2022.
[9]	“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.
[10]	The Board of Directors accepted a voluntary, non-contractual, and unconditional waiver from our investment adviser to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of December 31, 2022. The base management fee waived for the year ended December 31, 2022 was $0.3 million.
[11]	The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 6.04% of average consolidated total assets.
[12]	Calculated as the difference between the respective high or low closing sales price and the quarter end NAV divided by the quarter end NAV.
[13]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.